UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               --------------

Check here if Amendment []: Amendment Number:
                                               ---------

           This Amendment (Check only one):   [ ] is a restatement
                                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Brevan Howard Capital Management LP
Address:   4th Floor, One Esplanade
           St Helier, Jersey, JE2 3QA, Channel Islands




Form 13F File Number: 028-14379
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Harris
Title:  Authorized Signatory
Phone:  +44 1534 605 427

Signature, Place and Date of Signing:

   /s/ Paul Harris                  St Helier, Jersey            May 15, 2012
-------------------------------  ----------------------       -----------------
      [Signature]                      [City, State]                [Date]

*NOTE: THE INVESTMENT MANAGER FILING THIS REPORT IS DEEMED TO HAVE INVESTMENT DISCRETION WITH RESPECT TO SECURITIES OVER WHICH BREVAN HOWARD INVESTMENT PRODUCTS LIMITED ("BHIPL"), A SUBSIDIARY OF THE INVESTMENT MANAGER,
EXERCISES INVESTMENT DISCRETION AS A RESULT OF THE INVESTMENT MANAGER HAVING CONTROL OVER BHIPL. THE INVESTMENT MANAGER, HOWEVER, DOES NOT HAVE CONTROL OVER BREVAN HOWARD ASSET MANAGEMENT LLP (UK) ("BHAM") AND, THEREFORE, IS NOT INCLUDING ANY POSITIONS OVER WHICH BHAM EXERCISES INVESTMENT DISCRETION. BHAM HAS THUS FILED A SEPARATE FORM 13F REPORTING SECURITIES OVER WHICH IT HAS INVESTMENT DISCRETION.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
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Form 13F Information Table Entry Total:          8
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Form 13F Information Table Value Total:     $1,659,008
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                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.   Form 13F File Number    Name

1     028-14381               Brevan Howard Investment Products Limited




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
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                                                  BREVAN HOWARD CAPITAL MANAGEMENT LP
                                                      FORM 13F INFORMATION TABLE
                                                   Quarter Ended March 31, 2012

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                                                      VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION COM            060505104  119,625 12,500,000 SH  CALL DEFINED    1        12,500,000
GENERAL ELECTRIC CO         COM            369604103  115,403  5,750,000 SH  CALL DEFINED    1         5,750,000
ISHARES INC                 MSCI BRAZIL    464286400   71,708  1,109,000 SH       DEFINED    1         1,109,000
ISHARES TR                  MSCI EMERG MKT 464287234  329,418  7,670,700 SH  CALL DEFINED    1         7,670,700
MARKET VECTORS ETF TR       RUSSIA ETF     57060U506    3,705    120,000 SH       DEFINED    1           120,000
POWERSHARES QQQ TRUST       UNIT SER 1     73935A104  209,405  3,100,000 SH  PUT  DEFINED    1         3,100,000
SELECT SECTOR SPDR TR       SBI INT-FINL   81369Y605  381,636 24,161,800 SH  CALL DEFINED    1        24,161,800
SPDR SERIES TRUST           S&P BK ETF     78464A797  428,108 17,950,000 SH  CALL DEFINED    1        17,950,000